Debt Instruments - FV through profit or loss restricted assets (Details) - Debt instruments - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instrument in connection with OTC derivative transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	$ 1,417	$ 6,375
Financial instruments in connection with securities loans transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	0	1,988
Financial instruments in connection with securities loans transactions | Financial assets at fair value through profit or loss category | Central Bank, Lender
Financial assets
Financial assets pledged as collateral		1,565
Financial instruments in connection with securities loans transactions | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets pledged as collateral	28,932	17,633
Financial instruments in connection with securities loans transactions | Financial assets at fair value through other comprehensive income category | Central Bank, Lender
Financial assets
Financial assets pledged as collateral	28,353	13,999
Financial instruments in connection with repurchase agreement transactions | Financial assets at fair value through profit or loss category
Financial assets
Financial assets pledged as collateral	86,052	87,653
Financial instruments in connection with repurchase agreement transactions | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets pledged as collateral	$ 119,213	$ 103,095